Intangible assets - Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units
Goodwill	£ 5,558	£ 5,558
Other
Disclosure of information for cash-generating units
Impairment of intangible	29	159
UK Personal & Business Banking
Disclosure of information for cash-generating units
Recoverable amount	21,600	23,900
Goodwill	£ 3,351	£ 3,351
Terminal growth rate	2.00%	2.50%
Pre-tax discount rate	13.10%	12.80%
Recoverable amount exceeded carrying value	£ 9,700	£ 14,600
Discount rate (in amount)	(1,800)	(2,300)
Terminal growth rate (in amount)	(1,200)	(1,500)
Forecast Income	(1,300)	(1,200)
Forecast cost	£ (600)	£ (600)
Breakeven discount rate	21.60%	27.00%
Commercial Banking
Disclosure of information for cash-generating units
Recoverable amount	£ 13,700	£ 14,100
Goodwill	£ 1,907	£ 1,907
Terminal growth rate	2.00%	2.50%
Pre-tax discount rate	12.90%	12.90%
Recoverable amount exceeded carrying value	£ 1,300	£ 2,100
Discount rate (in amount)	(1,200)	(1,200)
Terminal growth rate (in amount)	(800)	(800)
Forecast Income	(700)	(700)
Forecast cost	£ (400)	£ (400)
Breakeven discount rate	13.90%	14.70%
RBS International
Disclosure of information for cash-generating units
Recoverable amount	£ 3,300	£ 2,700
Goodwill	£ 300	£ 300
Terminal growth rate	2.00%	2.50%
Pre-tax discount rate	11.00%	10.90%
Recoverable amount exceeded carrying value	£ 600	£ 200
Discount rate (in amount)	(400)	(300)
Terminal growth rate (in amount)	(300)	(200)
Forecast Income	£ (100)	£ (100)
Breakeven discount rate	12.80%	11.70%